Equity -Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity
Dividends paid on common stock	$ 94,557	$ 79,017	$ 73,378